CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid - in Capital [Member]	Retained Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
BALANCE at Dec. 31, 2010	$ (2,543,500)	$ 11		$ (2,516,238)	$ (1,023)	$ (26,250)
Net income	127,493			127,493
Conversion of Class L common stock to common stock	1,675,434	50	1,675,384
Other comprehensive income, net of tax (Note 14)	(5,786)					(5,786)
Executive Deferred Compensation Plan activity, net	3,101		3,101
Stock options exercised including related tax benefits	659		659
Purchase of stock at cost	(2,797)				(2,797)
Share based compensation	20,550		20,550
Accretion of class L common stock priority return preference	(171,567)		(3,864)	(167,703)
BALANCE at Dec. 31, 2011	(896,413)	61	1,695,830	(2,556,448)	(3,820)	(32,036)
Net income	125,541			125,541
Dividends declared	(511,041)			(511,041)
Other comprehensive income, net of tax (Note 14)	8,905					8,905
Executive Deferred Compensation Plan activity, net	4,213		4,213
Stock options exercised including related tax benefits	6,437	1	6,436
Purchase of stock at cost	(1,488)				(1,488)
Share based compensation	14,160		14,160
BALANCE at Dec. 31, 2012	(1,249,686)	62	1,720,639	(2,941,948)	(5,308)	(23,131)
Net income	143,202			143,202
Dividends declared	(56,443)			(56,443)
Other comprehensive income, net of tax (Note 14)	10,931					10,931
Executive Deferred Compensation Plan activity, net	3,301		3,301
Issuance of common stock in connection with our initial public offering	401,033	21	401,012
Initial public offering costs	(2,967)		(2,967)
Stock options exercised including related tax benefits	2,159	1	2,158
Share based compensation	8,298		8,298
BALANCE at Dec. 31, 2013	$ (740,172)	$ 84	$ 2,132,441	$ (2,855,189)	$ (5,308)	$ (12,200)